SCHEDULE OF CHANGES IN DEFERRED REVENUE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Accounting Policies [Abstract]
Balance as of December 31, 2024	$ 696
Revenue recognized	(1,459)
Revenue deferred	3,485
Balance as of December 31, 2025	$ 2,722